Main Accounting Practices - Schedule of Sales General and Administrative Expenses Restated (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Main Accounting Practices - Schedule of Sales General and Administrative Expenses Restated (Details) [Line Items]
Administrative expenses		$ (150,641)	$ (98,030)	$ (557,250)	$ (263,233)	$ (387,678)	$ (1,784,167)
Sales expenses						(56,960)	(1,960,776)
Others Sales Expenses						(31,528)	(785,031)
General expenses	[1]					(25,432)	(1,175,745)
Revision of Prior Period, Adjustment [Member]
Main Accounting Practices - Schedule of Sales General and Administrative Expenses Restated (Details) [Line Items]
Administrative expenses
Sales expenses						(25,423)	(1,140,815)
Others Sales Expenses
General expenses	[1]					(25,423)	(1,140,815)
Prior [Member]
Main Accounting Practices - Schedule of Sales General and Administrative Expenses Restated (Details) [Line Items]
Administrative expenses						(387,678)	(1,784,167)
Sales expenses						(31,537)	(819,961)
Others Sales Expenses						(31,528)	(785,031)
General expenses	[1]					$ (9)	$ (34,930)

[1]	GAAP Adjustments related to R&D Costs